UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus BASIC
Municipal Money
Market Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

Money market funds continued to provide minimal yields over the past six months.The Federal Reserve Board has maintained an aggressively accommodative monetary policy, including record low short-term interest rates and a new round of quantitative easing which was announced in late August 2010. However, we recently have seen signs that the U.S. economy is gaining momentum, at least partly in response to these stimulative measures. The U.S. labor market has improved gradually, retail sales have moved higher and automobile sales have been better than most analysts expected.

We currently are optimistic regarding the economy’s prospects over the remainder of 2011. Improved economic conditions could lead to higher interest rates and current yields down the road, particularly if energy and housing prices stabilize. In the meantime, money market funds provide the valuable benefits of capital preservation and liquidity. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2011, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite rising yields among longer-term bonds as the U.S. economic recovery gained momentum during the reporting period, yields of short-term municipal money market instruments remained anchored by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Low Yields Persisted Despite a Stronger Economic Recovery

Although the U.S. economy continued to recover from recession at the start of the reporting period, the recovery proved uncertain as unemployment remained stubbornly high and many U.S. housing markets had not improved meaningfully.A sovereign debt crisis in Europe also contributed to economic concerns at the time.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, economic data improved in the fall when hiring activity improved and consumer spending increased, joining a relatively robust manufacturing sector in supporting the economic expansion. In fact, the U.S. Department of Commerce estimated that U.S. GDP expanded at a 2.8% annualized rate during the fourth quarter of 2010, up marginally from a 2.6% annualized rate during the third quarter. Expectations of stronger economic growth caused investors to turn from traditional safe havens to riskier assets, causing yields of longer-term U.S.Treasury securities and highly rated municipal bonds to rise and their prices to fall through the end of 2010.

Despite these signs of improving economic conditions, the Federal Reserve Board (the “Fed”) maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. Consequently, tax-exempt money market instruments continued to provide yields of little more than zero percent.

Supply-and-demand influences generally were favorable over the reporting period.The supply of newly issued municipal money market instruments remained ample, despite the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. The expiration of the Build America Bonds program at the end of 2010 had relatively little impact on tax-exempt money market issuance volumes during January and February, which historically have seen low issuance volumes. Meanwhile, demand for municipal money market instruments remained robust, including from individuals seeking to shelter income from rising state taxes and non-traditional investors searching for alternatives to taxable money market instruments.

Most states and municipalities continued to confront heightened fiscal pressures during the reporting period, and many state governments have cut spending and raised taxes to bridge budget deficits. However, we believe that well-publicized concerns regarding potential municipal defaults have been overstated.Although tax revenues remain below prerecession levels, receipts have trended up for the past three quarters. In addition, several banks have initiated programs providing municipal issuers with credit over the past several months, a positive development that we believe is likely to continue.

4

Focus on Liquidity and Capital Preservation

Throughout the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. With yield differences narrow along the market’s maturity range, it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its accommodative monetary policy for some time to come.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could support higher yields. As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

March 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect until such time as shareholders are given at least
90 days’ notice and which Dreyfus has committed will remain in place until at least January 1,
2012. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$2.03
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$2.06
Ending value (after expenses)	$1,022.76

† Expenses are equal to the fund’s annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—1.9%
Hamden,
GO Notes, BAN	2.00	8/24/11	3,000,000		3,018,989
Florida—7.1%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.29	3/7/11	2,790,000	[a,b]	2,790,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	5,000,000		5,004,966
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue, Refunding	5.00	3/1/11	1,000,000		1,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo Bank)	0.35	3/7/11	1,100,000	[a]	1,100,000
Jacksonville Health Facilities
Authority, HR,
Refunding (Baptist
Medical Center Refunding)
(LOC; Bank of America)	0.27	3/1/11	1,700,000	[a]	1,700,000
Georgia—4.0%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.35	5/25/11	2,000,000		2,000,000
Clayton County Development
Authority, Revenue
(DACC Public Purpose
Corporation II Project)
(LOC; Dexia Credit Locale)	0.33	3/7/11	4,570,000	[a]	4,570,000
Illinois—.6%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	0.55	3/7/11	900,000	[a]	900,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—1.2%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital Improvement
Revenue, Refunding (Community
Hospitals Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.41	3/7/11	2,000,000	[a,b]	2,000,000
Iowa—4.0%
Iowa Finance Authority,
SWDR (MidAmerican Energy Project)	0.38	3/7/11	5,000,000	[a]	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University Project)	1.50	12/1/11	1,500,000		1,510,121
Kentucky—1.2%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	2,000,000		2,012,741
Louisiana—4.6%
Ascension Parish,
Revenue (BASF Corporation Project)	0.41	3/7/11	2,800,000	[a]	2,800,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.26	3/7/11	4,700,000	[a]	4,700,000
Maryland—1.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.51	3/7/11	1,440,000	[a]	1,440,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(LOC; Bank of America)	0.27	3/1/11	1,000,000	[a]	1,000,000
Massachusetts—1.9%
Massachusetts,
GO Notes, RAN	2.00	5/26/11	3,000,000		3,011,983

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan—1.1%
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; Bank of America)	0.41	3/7/11	1,800,000	[a]	1,800,000
Minnesota—3.4%
Mankato,
MFHR, Refunding (Highland
Hills of Mankato Project)
(LOC; Bank of America)	0.23	3/1/11	2,400,000	[a]	2,400,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.46	3/7/11	3,135,000	[a]	3,135,000
Mississippi—2.5%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone Industrial
Development Revenue
(Chevron U.S.A. Inc. Project)	0.17	3/1/11	4,000,000	[a]	4,000,000
New Jersey—1.4%
East Brunswick Township,
GO Notes, BAN	2.50	4/27/11	2,190,000		2,196,563
New York—5.5%
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.37	3/7/11	4,000,000	[a]	4,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	8/4/11	5,000,000		5,000,000
North Carolina—4.9%
North Carolina Capital Facilities
Finance Agency,
Educational Facilities
Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.27	3/7/11	4,000,000	[a]	4,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.26	3/7/11	4,000,000	[a,b]	4,000,000
Ohio—2.7%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.47	3/7/11	2,750,000	[a]	2,750,000
Ohio,
Highway Capital Improvement GO
Notes, Refunding
(Full Faith and Credit/
Highway User Receipts)	2.00	5/1/11	700,000		701,774
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	1,000,000		1,002,660
Oklahoma—4.6%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; Bank of the West)	0.36	3/7/11	7,500,000	[a]	7,500,000
Pennsylvania—3.8%
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.26	3/7/11	1,147,000	[a]	1,147,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.41	3/7/11	5,000,000	[a]	5,000,000
South Carolina—6.1%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	2.00	4/15/11	5,000,000		5,009,977

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.30	3/7/11	4,950,000	[a]	4,950,000
Tennessee—16.4%
Clarksville Public Building Authority,
Pooled Financing Revenue
(Tennessee Municipal Bond Fund)
(LOC; Bank of America)	0.27	3/1/11	2,060,000	[a]	2,060,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.27	3/7/11	5,900,000	[a]	5,900,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.32	3/7/11	4,300,000	[a]	4,300,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.29	3/7/11	3,545,000	[a]	3,545,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	2,000,000		2,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.31	3/7/11	2,785,000	[a,b]	2,785,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.31	3/7/11	5,930,000	[a,b]	5,930,000

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—7.4%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.35	4/5/11	3,750,000		3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.34	3/7/11	3,225,000	[a]	3,225,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	3/30/11	3,000,000		3,000,000
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	0.30	3/17/11	2,050,000		2,050,000
Utah—.8%
Utah,
GO Notes, Refunding	5.38	7/1/11	1,250,000		1,271,195
Vermont—1.4%
Vermont Economic Development
Authority, Revenue, CP (Economic
Development Capital Program)
(LOC; JPMorgan Chase Bank)	0.38	3/10/11	2,280,000		2,280,000
Virginia—1.4%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.35	3/7/11	2,240,000	[a]	2,240,000
Washington—1.4%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.42	3/7/11	2,350,000	[a]	2,350,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—7.5%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.47	3/7/11	3,015,000	[a]	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.37	3/7/11	3,015,000	[a]	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.26	3/7/11	3,925,000	[a]	3,925,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/1/11	2,000,000		2,011,993

Total Investments (cost $162,804,962)			100.3%		162,804,962
Liabilities, Less Cash and Receivables			(.3%)		(482,287)
Net Assets			100.0%		162,322,675

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2011, these securities amounted to $17,505,000 or 10.8% of net assets.

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	84.6
AAA,AA,Ac			Aaa,Aa,Ac		AAA,AA,Ac	5.1
Not Rated[d]			Not Rated[d]		Not Rated[d]	10.3
						100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	162,804,962	162,804,962
Cash		41,509
Interest receivable		400,768
Prepaid expenses		19,990
		163,267,229
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		41,870
Payable for shares of Common Stock redeemed		856,872
Accrued expenses		45,812
		944,554
Net Assets ($)		162,322,675
Composition of Net Assets ($):
Paid-in capital		162,322,675
Net Assets ($)		162,322,675
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		162,322,675
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Interest Income	360,421
Expenses:
Management fee—Note 2(a)	439,427
Shareholder servicing costs—Note 2(b)	56,308
Professional fees	25,031
Prospectus and shareholders’ reports	14,237
Custodian fees—Note 2(b)	12,449
Registration fees	10,607
Directors’ fees and expenses—Note 2(c)	9,786
Miscellaneous	15,894
Total Expenses	583,739
Less—reduction in management fee due to undertaking—Note 2(a)	(188,176)
Less—reduction in expenses due to undertaking—Note 2(a)	(35,063)
Less—reduction in fees due to earnings credits—Note 2(b)	(311)
Net Expenses	360,189
Investment Income—Net, representing net increase
in net assets resulting from operations	232
See notes to financial statements.

TheFund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	232	42,896
Dividends to Shareholders from ($):
Investment income—net	(232)	(42,896)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	20,758,365	49,576,436
Dividends reinvested	229	41,539
Cost of shares redeemed	(44,630,221)	(161,487,259)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(23,871,627)	(111,869,284)
Total Increase (Decrease) in Net Assets	(23,871,627)	(111,869,284)
Net Assets ($):
Beginning of Period	186,194,302	298,063,586
End of Period	162,322,675	186,194,302

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2011					Year Ended August 31,
	(Unaudited)		2010		2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.011	.025	.033	.028
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.011)	(.025)	(.033)	(.028)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.01		1.12	2.50	3.32	2.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[b]	.62		.65	.60	.60	.61
Ratio of net expenses
to average net assets	.41	[b]	.40		.44	.43	.45	.44
Ratio of net investment income
to average net assets	.00	[b,c]	.02		1.15	2.46	3.27	2.76
Net Assets, end of period
($ x 1,000)	162,323 186,194				298,064	360,651	339,372	363,231

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

20

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	162,804,962
Level 3—Significant Unobservable Inputs	—
Total	162,804,962

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

22

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: tax-exempt income $42,896.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, to waive receipt of its fees and/or assume the expenses of the fund so that the annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this undertaking agreement upon and at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2012.The reduction in management fee, pursuant to the undertaking, amounted to $188,176 during the period ended February 28, 2011.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertakings amounted to $35,063 during the period ended February 28, 2011.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2011, the fund was charged $41,221 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $10,148 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $1,132 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $79.

24

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $12,449 pursuant to the custody agreement.These fees were partially offset by earnings credits of $232.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,205, custodian fees $8,764, chief compliance officer fees $1,433 and transfer agency per account fees $4,249, which are offset against an expense reimbursement currently in effect in the amount of $35,781.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common officers, complies with Rule 17a-7 of the Act. During the period ended February 28, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $31,640,000 and $28,745,000, respectively.

TheFund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at the Performance Group median and Performance Universe median for the one-year period, and above the Performance Group median and Performance Universe median for each longer-term time period.The Board also noted that the fund was the top-ranked fund in its Performance Group for each longer-term time period.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

Expense Group median and above the Expense Universe median, and the fund’s total expenses were below the Expense Group median and the Expense Universe median.

A representative of Dreyfus noted that, since the fund’s inception, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets. The Board also noted the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus to protect the fund from generating a negative 7-day yield in the current, historically low interest rate environment.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given

28

the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

NOTES

Dreyfus
AMT-Free Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Changes in Net Assets
37	Financial Highlights
42	Notes to Financial Statements
53	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

The past six months proved to be an extraordinarily volatile period for municipal bonds. Fixed-income securities generally experienced price declines when municipal bonds responded negatively to reports of potential budget shortfalls affecting most state and local governments, and the increased supply caused by the end of the Build America Bonds (BAB) subsidy program — since issuers sought to issue tax-exempt BAB bonds before the 2010 year-end deadline. In addition, a new round of monetary stimulus suggested that the economy was likely to gain strength, kindling concerns regarding potentially higher interest rates down the road.

We believe that municipal bonds have become more attractively valued in the wake of recent market volatility. Despite negative media coverage of the risks confronting the market, we believe that the vast majority of issuers will continue to service their debt without interruption. In our analysis, fundamental measures of quality — including liquidity and revenue stabilization — support a stable outlook for tax-backed and revenue-backed municipal bonds. Over the longer term, we believe that higher tax rates in many states will provide additional support to the municipal bond market. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by James Welch and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2011, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares produced a total return of –4.53%, Class B shares returned –4.76%, Class C shares returned –4.88%, Class I shares returned –4.41% and Class Z shares returned –4.50%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of –3.51%.2

Municipal bonds encountered heightened volatility amid rising long-term interest rates, intensifying credit concerns and changing supply-and-demand dynamics.The fund produced lower returns than its benchmark, primarily due to relative weakness among A-rated securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus.The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, gen- eral obligation and revenue, based on their apparent relative values.
  The fund seeks to invest in several of these sectors.

Changing Market Forces Derailed Municipal Bonds

A U.S. economic recovery began to gain traction in September 2010 after the Federal Reserve Board embarked on a new round of quantitative easing.This stimulative measure eased investors’ worries regarding a potential double-dip recession, and interest rates climbed at the longer end of the market’s maturity range.As interest rates rose, bond prices fell.

In addition, municipal bonds encountered heightened volatility in anticipation of changes in supply-and-demand dynamics, when it became clearer that the Build America Bonds program, which had shifted a substantial portion of new issuance to the taxable bond market, would be allowed to expire at the end of 2010. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities. Finally, most states continued to struggle with fiscal pressures, which were highlighted by news reports about state budget cuts and other austerity measures. As a result of these various market forces, municipal bonds lost some of their value during the reporting period. Longer-term bonds generally declined more sharply than shorter-term securities.

Security Selection Strategy Dampened Relative Returns

In this changing market environment, the fund’s relative performance was undermined to a degree by its emphasis on A-rated securities. Although such securities typically would be expected to fare relatively well in volatile markets, the A- and AA-rated tiers of the investment-grade range generally lagged securities with AAA and BBB credit ratings. In addition, to shelter the fund from risks affecting municipal bonds purchased at prices below face value, we focused on higher-coupon bonds with maturities in the 10- to 25-year range, which bore only slightly less of the brunt of rising interest rates than 30-year municipal bonds.We typically favored bonds backed by revenues from essential-purpose municipal facilities, such as sewer districts and waterworks, over general obligation debt.

4

The fund achieved better results with tactical trading opportunities among lower-rated bonds.We took advantage of market volatility to purchase at attractive prices the bonds of certain states — such as California, New Jersey and Illinois — that had been punished due to credit concerns that, after extensive research, we considered to be overblown.

Weathering a Period of Transition

We were encouraged by signs of market stabilization in February, when long-term interest rates moderated and demand for municipal bonds bounced back.Although we expect additional bouts of volatility over the near term as the U.S. economic recovery continues, we remain optimistic regarding the municipal bond market over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete later this year, demand for municipal bonds seems likely to stay robust as investors respond to higher state income taxes and possible federal tax increases down the road.

March 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Neither Class Z nor
Class I shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, B, C, I and Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, B, C, I and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed
0.45%. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least January 1, 2012.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.39	$5.81	$7.01	$2.18	$2.47
Ending value (after expenses)	$954.70	$952.40	$951.20	$955.90	$955.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.51	$6.01	$7.25	$2.26	$2.56
Ending value (after expenses)	$1,021.32	$1,018.84	$1,017.60	$1,022.56	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.20% for Class B, 1.45% for
Class C, .45% for Class I and .51% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.0%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,214,643
Alaska—1.1%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	708,088
Alaska Industrial Development
and Export Authority,
Revolving Fund Revenue	5.25	4/1/27	4,645,000	4,790,435
Arizona—1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,109,700
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,000,000	3,243,000
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,895,075
Arkansas—.2%
Arkansas Development Finance
Authority, Construction Revenue
(Public Health Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000	1,080,504
California—11.4%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	2,000,000	2,083,500
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,340,200
California,
GO	5.25	10/1/16	295,000	295,891
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,506,200
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	6,924,852

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		3,572,283
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,122,040
California Educational Facilities
Authority, Revenue
(Pomona College)	0.00	7/1/30	3,005,000	[a]	921,093
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for Biological
Studies) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/24	1,880,000		1,921,040
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[a]	865,290
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000	[a]	954,269
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[a]	684,020
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,500,000		1,079,970
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,275,000		4,090,923
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,657,875
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		3,662,015
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000		1,202,259
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[a]	555,885

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[a]	1,405,661
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000	[a]	1,262,240
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,046,460
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,028,300
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,376,334
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000		1,513,749
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien Special
Tax Bonds (Insured; Assured
Guaranty Municipal Corp.)	0.00	9/1/21	1,615,000	[a]	860,924
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,135,260
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,805,118
West Sacramento Redevelopment
Agency, Tax Allocation
Revenue (West Sacramento
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	4.75	9/1/16	800,000		801,872
Colorado—2.4%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/40	3,280,000		2,669,133
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		519,735
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		587,874

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,127,130
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,259,724
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		925,110
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		1,993,020
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	6/15/11	7,300,000	[a,b]	2,946,864
Delaware—1.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000		5,015,250
Delaware Housing Authority,
Revenue	5.15	7/1/17	370,000		377,245
Delaware Housing Authority,
Revenue	5.40	7/1/24	535,000		551,869
District of Columbia—1.0%
Metropolitan Washington Airports
Authority, Airport System Revenue	5.00	10/1/35	4,000,000		3,889,480
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000		1,022,750
Florida—7.5%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,554,824
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000		1,607,508

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,117,380
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,079,000
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,429,265
Florida Municipal Power Agency,
All-Requirements Power
Supply Project Revenue	6.25	10/1/31	3,260,000	3,575,014
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/22	1,820,000	1,855,253
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	3,000,000	2,871,600
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000	2,761,497
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,282,312
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	968,770
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	6,800,000	7,002,640
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000	2,584,682
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000	922,100
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,834,170

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000		1,610,126
Georgia—2.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		1,760,720
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		997,230
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,353,876
Carrollton Payroll Development
Authority, RAC (University
of West Georgia Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000		4,073,001
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000		2,008,120
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000		1,205,863
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	5,000,000		5,140,900
Idaho—1.7%
Boise State University,
Student Union and Housing
System Revenue (Insured;
FGIC) (Prerefunded)	5.38	4/1/12	5,000	[b]	5,269
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000		6,058,976

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Idaho (continued)
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,675,475
Illinois—5.4%
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	2,500,000	2,506,900
Huntley,
Special Service Area Number
Nine Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.10	3/1/28	3,500,000	3,521,910
Illinois,
GO	5.00	1/1/17	2,500,000	2,605,150
Illinois,
GO	5.00	1/1/22	2,500,000	2,444,625
Illinois,
GO	5.00	1/1/24	2,500,000	2,372,525
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.00	2/1/28	750,000	766,552
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.25	2/1/33	500,000	512,085
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	1,009,470
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	844,640
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	5,749,860
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	1,600,000	1,533,776

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,600,000		3,531,420
Kansas—.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000		1,358,715
Kentucky—.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union College
Energy Conservation Project)	5.25	9/1/26	1,500,000		1,345,530
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000		2,442,675
Louisiana—1.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000		2,558,850
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC) (Prerefunded)	5.50	5/1/11	705,000	[b]	718,134
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000		2,213,640
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	2,555,000		2,555,256
Maine—.8%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,220,000		4,222,448
Maryland—.7%
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.60	7/1/24	1,500,000		1,371,870

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	630,000		630,296
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000		1,380,884
Massachusetts—1.4%
Massachusetts Department
of Transportation,
Metropolitan Highway
System Senior Revenue	5.00	1/1/27	5,000,000		5,074,650
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,188,485
Michigan—13.2%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[a]	7,387,840
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[a]	697,577
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,727,865
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,183,710
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000	[b]	4,108,440
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000		998,724
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		924,554

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,140,310
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000		2,139,030
Grand Rapids,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,027,020
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[a]	4,677,420
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,453,990
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,576,454
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000		1,850,060
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	4,250,000		3,736,642
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,437,563
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000		706,559
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000		1,882,940
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000		1,181,088

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	6,000,000		4,393,860
Monroe County Economic
Development Corporation,
LOR (Detroit Edison
Company Project) (Insured;
National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,375,460
Pontiac Tax Increment Finance
Authority, Revenue (Prerefunded)	6.38	6/1/12	3,170,000	[b]	3,424,171
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,554,737
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	6.25	9/1/14	1,500,000		1,626,105
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000		1,107,630
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		2,950,050
Mississippi—.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000		1,328,531
Missouri—.5%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	150,000		154,047
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000		440,794

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Missouri (continued)
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000	592,389
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,304,405
Nebraska—.5%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,401,810
Nevada—1.5%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	2,830,076
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,807,850
New Hampshire—.2%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	665,000	666,802
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	575,000	576,346
New Jersey—1.7%
New Jersey Economic
Development Authority,
School Facilities
Construction Revenue	5.75	9/1/23	3,250,000	3,487,738
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	78,816
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	215,692
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	1,523,102

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000		3,512,650
New York—2.3%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,362,950
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,544,550
New York City,
GO	5.00	8/1/28	1,000,000		1,026,590
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	3,000,000		2,886,150
North Carolina—6.8%
Cabarrus County,
COP (Installment Financing
Contract) (Prerefunded)	5.50	4/1/11	2,000,000	[b]	2,049,620
Charlotte,
GO	5.00	7/1/21	1,525,000		1,593,930
Charlotte,
GO	5.00	7/1/22	2,110,000		2,180,664
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		1,915,844
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000		1,128,420
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,021,000
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/28	2,205,000		2,315,735
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/26	6,000,000		5,919,240
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,143,210

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,163,545
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of
Eastern Carolina)	6.25	12/1/33	1,750,000		1,832,933
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,001,800
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[a]	2,409,173
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	[b]	1,142,660
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/30	1,000,000		1,010,920
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,032,060
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000		1,270,350
Orange Water and Sewer
Authority, Water and
Sewer System Revenue	5.00	7/1/31	1,000,000		1,021,300
Raleigh,
Combined Enterprise
System Revenue	5.00	3/1/31	1,175,000		1,211,437

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina (continued)
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,001,340
Ohio—2.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000	2,528,310
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,103,485
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,131,450
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,059,700
Toledo-Lucas County Port Authority,
Development Revenue (Northwest
Ohio Bond Fund) (Toledo
School for the Arts Project)	5.50	5/15/28	2,540,000	2,126,259
Oklahoma—.2%
Tulsa Industrial Authority,
Student Housing Revenue
(The University of Tulsa)	5.25	10/1/26	1,135,000	1,161,411
Oregon—.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,589,070
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,564,290
Pennsylvania—6.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	2,725,814
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	2,000,000	1,701,980

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,431,240
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	1,895,000	1,476,868
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,682,880
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	961,450
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student
Housing Project at Edinboro
University of Pennsylvania)	5.88	7/1/38	1,500,000	1,400,610
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,696,025
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,473,153
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,153,520
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000	3,476,088
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000	3,687,950
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	279,385

22

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000		2,504,150
Texas—6.8%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,263,831
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		2,071,283
Del Mar College District,
Limited Tax Bonds (Insured; FGIC)	5.25	8/15/17	1,295,000		1,409,297
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	[a]	67,430
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000		1,065,760
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000		527,058
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000		742,901
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000		994,010
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	[a]	1,399,160

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	[a]	2,991,633
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	925,000		924,103
Lubbock Housing Finance
Corporation, MFHR (Las Colinas,
Quail Creek and Parkridge Place
Apartments Projects)	6.00	7/1/22	1,175,000		967,413
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,332,968
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,165,615
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	[a]	436,080
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	[a]	1,920,022
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,384,116
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,060,400

24

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000		3,019,950
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,055,845
San Antonio,
Electric and Gas Systems Revenue	5.50	2/1/20	255,000		306,490
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[a]	1,778,891
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000		1,206,976
Texas National Research Laboratory
Commission Financing
Corporation, LR (Superconducting
Super Collider Project)	6.95	12/1/12	265,000		284,512
Virginia—5.3%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,535,284
Amherst Industrial Development
Authority, Educational Facilities
Revenue (Sweet Briar College)	5.00	9/1/26	1,000,000		940,320
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	800,000		805,392
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000		1,108,130

TheFund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,042,860
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,708,755
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,825,000		2,718,723
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,270,092
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,178,530
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,071,480
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000		964,870
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000		3,198,816
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000		2,602,300
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.63	6/1/15	1,000,000	[b]	1,160,770

26

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000		677,110
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project) (Prerefunded)	5.00	6/1/16	215,000	[b]	250,540
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,450,000		1,522,979
Virginia Housing Development
Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000		1,021,190
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,201,720
Washington—2.1%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	1,000,000		1,004,520
Port of Seattle,
Intermediate Lien Revenue	5.00	6/1/30	2,250,000		2,269,755
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000		2,397,878
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000		3,737,767
Washington Health Care
Facilities Authority, Revenue
(MultiCare Health System)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/15/24	1,000,000		1,055,530

TheFund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000		1,041,560
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,112,540
U.S. Related—4.5%
Government of Guam,
GO	6.75	11/15/29	500,000		517,560
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	2,000,000		1,917,960
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,000,000		975,960
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,276,484
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	2,360,000		2,231,592
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,250,000		2,963,805
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	[b]	1,152,250
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000		971,680
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.00	8/1/26	1,500,000		1,853,595
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		7,859,528
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,042,020
Total Long-Term Municipal Investments
(cost $501,573,205)					500,427,014

28

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.8%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.21	3/1/11	3,800,000	[c]	3,800,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.21	3/1/11	400,000	[c]	400,000
Total Short-Term Municipal Investments
(cost $4,200,000)					4,200,000

Total Investments (cost $505,773,205)			99.5%		504,627,014
Cash and Receivables (Net)			.5%		2,520,877
Net Assets			100.0%		507,147,891

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note—rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

30

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	24.6
AA		Aa		AA	26.6
A		A		A	30.7
BBB		Baa		BBB	9.6
BB		Ba		BB	2.7
B		B		B	.3
F1		MIG1/P1		SP1/A1	.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	4.7
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 31

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	505,773,205	504,627,014
Interest receivable		6,382,082
Receivable for shares of Common Stock subscribed		111,450
Prepaid expenses		48,898
		511,169,444
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		250,906
Cash overdraft due to Custodian		324,586
Payable for investment securities purchased		2,679,560
Payable for shares of Common Stock redeemed		667,860
Accrued expenses		98,641
		4,021,553
Net Assets ($)		507,147,891
Composition of Net Assets ($):
Paid-in capital		521,379,849
Accumulated undistributed investment income—net		46,353
Accumulated net realized gain (loss) on investments		(13,132,120)
Accumulated net unrealized appreciation
(depreciation) on investments		(1,146,191)
Net Assets ($)		507,147,891

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	257,145,936	1,166,988	19,492,260	5,437,397	223,905,310
Shares Outstanding	19,937,509	90,477	1,511,336	421,442	17,352,393
Net Asset Value
Per Share ($)	12.90	12.90	12.90	12.90	12.90

See notes to financial statements.

32

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Interest Income	13,805,896
Expenses:
Management fee—Note 3(a)	1,618,655
Shareholder servicing costs—Note 3(c)	541,767
Distribution fees—Note 3(b)	89,453
Professional fees	35,993
Registration fees	34,018
Custodian fees—Note 3(c)	29,755
Directors’ fees and expenses—Note 3(d)	22,084
Prospectus and shareholders’ reports	7,703
Loan commitment fees—Note 2	1,371
Interest expense—Note 2	293
Miscellaneous	39,647
Total Expenses	2,420,739
Less—reduction in management fee due to undertaking—Note 3(a)	(673,856)
Less—reduction in fees due to earnings credits—Note 3(c)	(411)
Net Expenses	1,746,472
Investment Income—Net	12,059,424
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,514,942)
Net unrealized appreciation (depreciation) on investments	(35,755,612)
Net Realized and Unrealized Gain (Loss) on Investments	(38,270,554)
Net (Decrease) in Net Assets Resulting from Operations	(26,211,130)

See notes to financial statements.

TheFund 33

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Operations ($):
Investment income—net	12,059,424	21,204,094
Net realized gain (loss) on investments	(2,514,942)	(3,697,897)
Net unrealized appreciation
(depreciation) on investments	(35,755,612)	29,344,403
Net Increase (Decrease) in Net Assets
Resulting from Operations	(26,211,130)	46,850,600
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,056,832)	(9,222,536)
Class B Shares	(29,484)	(64,874)
Class C Shares	(416,665)	(738,207)
Class I Shares	(163,592)	(156,594)
Class Z Shares	(5,346,498)	(10,931,039)
Total Dividends	(12,013,071)	(21,113,250)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,493,558	39,933,970
Class B Shares	3,464	222,923
Class C Shares	1,397,978	5,840,810
Class I Shares	1,391,974	8,267,667
Class Z Shares	4,596,738	14,001,933
Net assets received in connection
with reorganization—Note 1	—	193,276,588

34

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	4,327,426	6,576,697
Class B Shares	22,952	46,460
Class C Shares	258,723	455,401
Class I Shares	92,399	90,114
Class Z Shares	3,764,533	7,866,412
Cost of shares redeemed:
Class A Shares	(40,320,657)	(40,825,734)
Class B Shares	(659,151)	(1,283,255)
Class C Shares	(6,087,081)	(4,558,849)
Class I Shares	(3,634,899)	(533,223)
Class Z Shares	(14,829,931)	(20,147,338)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(32,181,974)	209,230,576
Total Increase (Decrease) in Net Assets	(70,406,175)	234,967,926
Net Assets ($):
Beginning of Period	577,554,066	342,586,140
End of Period	507,147,891	577,554,066
Undistributed investment income—net	46,353	—

TheFund 35

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	1,312,633	2,978,959
Shares issued in connection with
reorganization—Note 1	—	13,664,217
Shares issued for dividends reinvested	327,499	488,656
Shares redeemed	(3,079,544)	(3,042,506)
Net Increase (Decrease) in Shares Outstanding	(1,439,412)	14,089,326
Class Ba
Shares sold	261	16,555
Shares issued in connection with
reorganization—Note 1	—	106,472
Shares issued for dividends reinvested	1,731	3,454
Shares redeemed	(49,823)	(95,957)
Net Increase (Decrease) in Shares Outstanding	(47,831)	30,524
Class C
Shares sold	104,387	434,451
Shares issued in connection with
reorganization—Note 1	—	715,420
Shares issued for dividends reinvested	19,575	33,860
Shares redeemed	(467,300)	(338,266)
Net Increase (Decrease) in Shares Outstanding	(343,338)	845,465
Class I
Shares sold	103,232	616,152
Shares issued for dividends reinvested	6,984	6,665
Shares redeemed	(278,505)	(39,614)
Net Increase (Decrease) in Shares Outstanding	(168,289)	583,203
Class Z
Shares sold	343,635	1,043,410
Shares issued for dividends reinvested	284,808	585,482
Shares redeemed	(1,133,232)	(1,501,806)
Net Increase (Decrease) in Shares Outstanding	(504,789)	127,086

a During the period ended February 28, 2011, 29,919 Class B shares representing $396,668 were automatically converted to 29,919 Class A shares and during the period ended August 31, 2010, 41,963 Class B shares representing $562,218 were automatically converted to 41,968 Class A shares.

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2011			Year Ended August 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.81	13.10	13.23	13.50	13.81	13.97
Investment Operations:
Investment income—net[a]	.29	.58	.59	.58	.55	.55
Net realized and unrealized
gain (loss) on investments	(.91)	.71	(.13)	(.27)	(.30)	(.16)
Total from Investment Operations	(.62)	1.29	.46	.31	.25	.39
Distributions:
Dividends from
investment income—net	(.29)	(.58)	(.59)	(.58)	(.56)	(.55)
Net asset value, end of period	12.90	13.81	13.10	13.23	13.50	13.81
Total Return (%)[b]	(4.53)[c]	10.10	3.78	2.35	1.79	2.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[d]	.97	.99	.98	.99	1.01
Ratio of net expenses
to average net assets	.70[d]	.70	.70	.70	.69	.69
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.00[e]	—	—	—	—
Ratio of net investment income
to average net assets	4.42[d]	4.37	4.70	4.33	4.05	4.03
Portfolio Turnover Rate	8.78[c]	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period
($ x 1,000)	257,146	295,189	95,477	81,428	74,676	3,970

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2011			Year Ended August 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.81	13.11	13.23	13.51	13.81	13.98
Investment Operations:
Investment income—net[a]	.25	.50	.52	.51	.49	.48
Net realized and unrealized
gain (loss) on investments	(.90)	.72	(.11)	(.27)	(.30)	(.16)
Total from Investment Operations	(.65)	1.22	.41	.24	.19	.32
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.53)	(.52)	(.49)	(.49)
Net asset value, end of period	12.90	13.81	13.11	13.23	13.51	13.81
Total Return (%)[b]	(4.76)[c]	9.48	3.35	1.77	1.36	2.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[d]	1.60	1.61	1.54	1.57	1.56
Ratio of net expenses
to average net assets	1.20[d]	1.20	1.20	1.20	1.19	1.19
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.00[e]	—	—	—	—
Ratio of net investment income
to average net assets	3.89[d]	3.89	4.22	3.84	3.57	3.55
Portfolio Turnover Rate	8.78[c]	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period
($ x 1,000)	1,167	1,910	1,413	2,385	3,260	600

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

38

Six Months Ended
February 28, 2011			Year Ended August 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.81	13.10	13.23	13.50	13.81	13.98
Investment Operations:
Investment income—net[a]	.24	.48	.50	.48	.44	.46
Net realized and unrealized
gain (loss) on investments	(.91)	.71	(.13)	(.27)	(.30)	(.18)
Total from Investment Operations	(.67)	1.19	.37	.21	.14	.28
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.50)	(.48)	(.45)	(.45)
Net asset value, end of period	12.90	13.81	13.10	13.23	13.50	13.81
Total Return (%)[b]	(4.88)[c]	9.27	3.00	1.59	1.02	2.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[d]	1.72	1.74	1.73	1.74	1.76
Ratio of net expenses
to average net assets	1.45[d]	1.45	1.45	1.45	1.44	1.44
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.00[e]	—	—	—	—
Ratio of net investment income
to average net assets	3.67[d]	3.62	3.93	3.58	3.32	3.29
Portfolio Turnover Rate	8.78[c]	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period
($ x 1,000)	19,492	25,610	13,220	8,364	7,549	611

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 39

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2011	Year Ended August 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.81	13.10	11.65
Investment Operations:
Investment income—net[b]	.30	.61	.45
Net realized and unrealized
gain (loss) on investments	(.90)	.72	1.45
Total from Investment Operations	(.60)	1.33	1.90
Distributions:
Dividends from investment income—net	(.31)	(.62)	(.45)
Net asset value, end of period	12.90	13.81	13.10
Total Return (%)	(4.41)[c]	10.35	16.46[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.71	.96[d]
Ratio of net expenses to average net assets	.45[d]	.46	.45[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—	.00[e]	—
Ratio of net investment income
to average net assets	4.63[d]	4.56	4.91[d]
Portfolio Turnover Rate	8.78[c]	20.53	31.77
Net Assets, end of period ($ x 1,000)	5,437	8,146	86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

40

Six Months Ended
February 28, 2011			Year Ended August 31,
Class Z Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.82	13.11	13.23	13.51	13.81	13.98
Investment Operations:
Investment income—net[a]	.30	.62	.62	.62	.59	.59
Net realized and unrealized
gain (loss) on investments	(.92)	.70	(.12)	(.28)	(.30)	(.17)
Total from Investment Operations	(.62)	1.32	.50	.34	.29	.42
Distributions:
Dividends from
investment income—net	(.30)	(.61)	(.62)	(.62)	(.59)	(.59)
Net asset value, end of period	12.90	13.82	13.11	13.23	13.51	13.81
Total Return (%)	(4.50)[b]	10.34	4.12	2.53	2.11	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74[c]	.74	.77	.76	.76	.77
Ratio of net expenses
to average net assets	.51[c]	.48	.45	.45	.44	.44
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.00[d]	—	—	—	—
Ratio of net investment income
to average net assets	4.61[c]	4.60	4.97	4.58	4.31	4.30
Portfolio Turnover Rate	8.78[b]	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period
($ x 1,000)	223,905	246,699	232,390	252,246	268,420	192,404

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amount represents less than .01%.

See notes to financial statements.

TheFund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 19, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund (“Virginia Fund”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class B and Class C ofVirginia Fund received Class A, Class B and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment inVirginia Fund at the time of the exchange.The exchange ratio for each class of shares was 1.24 to 1.The net asset value of the fund’s shares on the close of business January 19, 2010, after the reorganization was $13.35 for Class A, $13.35 for Class B and $13.35 for Class C shares, and a total of 4,111,394 Class A shares, 42,128 Class B shares and 213,068 Class C shares were issued to shareholders of Virginia Fund in the exchange. The exchange was a tax-free event to Virginia Fund shareholders. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however the cost basis of investments received from Virginia Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

42

As of the close of business on January 26, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund (“North Carolina Fund”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class B and Class C of North Carolina Fund received Class A, Class B and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in North Carolina Fund at the time of the exchange.The exchange ratio for each class of shares was 1.02 to 1.The net asset value of the fund’s shares on the close of business January 26, 2010, after the reorganization was $13.35 for Class A, $13.35 for Class B and $13.35 for Class C shares, and a total of 4,158,878 Class A shares, 45,554 Class B shares and 266,510 Class C shares were issued to shareholders of North Carolina Fund in the exchange.The exchange was a tax-free event to North Carolina Fund shareholders. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however the cost basis of investments received from North Carolina Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

As of the close of business on January 28, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund (“Michigan Fund”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class B and Class C of Michigan Fund received Class A, Class B and Class C shares of the fund, respectively, in each case in an amount equal

TheFund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to the aggregate net asset value of their investment in Michigan Fund at the time of the exchange.The exchange ratio for each class of shares was 1.09 to 1.The net asset value of the fund’s shares on the close of business January 28, 2010, after the reorganization was $13.33 for Class A, $13.33 for Class B and $13.33 for Class C shares, and a total of 5,393,945 Class A shares, 18,790 Class B shares and 235,842 Class C shares were issued to shareholders of Michigan Fund in the exchange. The exchange was a tax-free event to Michigan Fund shareholders. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however the cost basis of investments received from Michigan Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation on investments immediately before the acquisitions as of the merger dates for the acquired funds and as of January 19, 2010 for the fund, were as follows:

	Unrealized
	Appreciation ($)	Net Assets ($)
Virginia Fund—Target Fund	2,489,966	58,293,983
North Carolina Fund—Target Fund	2,446,568	59,687,068
Michigan Fund—Target Fund	4,164,842	75,295,537
Dreyfus AMT-Free Municipal Bond
Fund-Acquiring Fund	3,960,241	359,223,594
Total	13,061,617	552,500,182

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six

44

years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in

TheFund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

46

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	504,627,014	—	504,627,014

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

TheFund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $8,328,607 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2010. If not applied,

48

$150,775 of the carryover expires in fiscal 2012, $7,447 expires in fiscal 2013, $820,185 expires in fiscal 2016, $2,063,006 expires in fiscal 2017 and $5,287,194 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: tax exempt income $21,035,414 and ordinary income $77,836.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2011 was approximately $41,400, with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses (exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees, taxes, brokerage

TheFund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees, interest and commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2012. The reduction in management fee, pursuant to the agreement, amounted to $673,856 during the period ended February 28, 2011.

During the period ended February 28, 2011, the Distributor retained $8,863 from commissions earned on sales of the fund’s Class A shares, and $187 and $5,414 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2011, Class B and Class C shares were charged $3,807 and $85,646, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2011, Class A, Class B and Class C shares were charged $344,282, $1,903 and $28,549 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z

Shareholder Services Plan”), Class Z shares reimburse the Distributor

50

an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2011, Class Z shares were charged $61,454 pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $57,076 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $5,909 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $411.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $29,755 pursuant to the custody agreement.

TheFund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $231,866, Rule 12b-1 distribution plan fees $11,645, shareholder services plan fees $54,284, custodian fees $29,537, chief compliance officer fees $1,433 and transfer agency per account fees $22,610, which are offset against an expense reimbursement currently in effect in the amount of $100,469.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $47,267,733 and $74,140,548, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized depreciation on investments was $1,146,191, consisting of $15,023,968 gross unrealized appreciation and $16,170,159 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

52

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above or below the Performance Group median, and above the Performance Universe median, for each reported time periods.The Board also noted that the fund’s yield performance was above the Performance Group median and Performance Universe median for each one-year periods ended September 30, 2010. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s total return was above the category average in eight of the 10 calendar years.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below

54

the Expense Group median and Expense Universe median, and the fund’s total expenses were below the Expense Group median and Expense Universe median.

A representative of Dreyfus noted that, since the fund’s inception, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees, and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets, and that Dreyfus has committed to continue to do so at least through January 1, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding

TheFund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

56

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 57

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New Jersey Municipal Money Market Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

Money market funds continued to provide minimal yields over the past six months.The Federal Reserve Board has maintained an aggressively accommodative monetary policy, including record low short-term interest rates and a new round of quantitative easing which was announced in late August 2010. However, we recently have seen signs that the U.S. economy is gaining momentum, at least partly in response to these stimulative measures. The U.S. labor market has improved gradually, retail sales have moved higher and automobile sales have been better than most analysts expected.

We currently are optimistic regarding the economy’s prospects over the remainder of 2011. Improved economic conditions could lead to higher interest rates and current yields down the road, particularly if energy and housing prices stabilize. In the meantime, money market funds provide the valuable benefits of capital preservation and liquidity. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2011, Dreyfus BASIC New Jersey Municipal Money Market Fund produced an annualized yield of 0.17%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.17%.1

Despite rising yields among longer-term bonds as the U.S. economic recovery gained momentum during the reporting period, yields of short-term municipal money market instruments remained anchored by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Low Yields Persisted Despite a Stronger Economic Recovery

Although the U.S. economy continued to recover from recession at the start of the reporting period, unemployment remained stubbornly high and many U.S. housing markets had not improved meaningfully.A sovereign debt crisis in Europe also contributed to economic concerns at the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

time. However, economic data improved in the fall when hiring activity improved and consumer spending increased, joining a rebounding manufacturing sector in supporting the economic expansion. In fact, the U.S. Department of Commerce estimated that U.S. GDP expanded at a 2.8% annualized rate during the fourth quarter of 2010, up marginally from a 2.6% annualized rate during the third quarter. Expectations of stronger economic growth caused investors to turn from traditional safe havens to riskier assets, driving yields of longer-term U.S.Treasury securities and highly rated municipal bonds higher and their prices lower through the end of 2010.

Despite these signs of improving economic conditions, the Federal Reserve Board (the “Fed”) maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. Consequently, tax-exempt money market instruments continued to provide historically low yields.

Supply-and-demand influences in the municipal money markets generally were favorable over the reporting period. The supply of newly issued municipal money market instruments remained ample, despite the federally subsidized Build America Bond program, which shifted a portion of municipal issuance to the taxable bond market.The expiration of the Build America Bond program at the end of 2010 had relatively little impact on tax-exempt money market issuance volumes during January and February, which historically have seen low issuance volumes. Meanwhile, demand for municipal money market instruments remained robust, including from individuals seeking to shelter income from rising state taxes and non-traditional investors searching for alternatives to taxable money market instruments.

Like other states, New Jersey has struggled with fiscal pressures in the aftermath of the recession, but it faces more longer term fiscal pressures than most due to unfunded pension and health care liabilities. However, we believe that well-publicized concerns regarding potential municipal defaults have been overstated in New Jersey and elsewhere. Although tax revenues remain below prerecession levels, receipts have trended up for the past three quarters. In addition, several banks have initiated programs providing municipal issuers with credit over the past several months, a positive development that we believe is likely to continue.

4

Focus on Liquidity and Capital Preservation

Throughout the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was slightly longer than industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery and higher commodity prices, core inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could support higher yields. As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

March 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1, 2012. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New Jersey Municipal Money Market Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$2.23
Ending value (after expenses)	$1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—104.1%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey—97.5%
Atlantic City Board of Education,
COP, Refunding (Lease
Purchase Agreement)	3.00	5/1/11	770,000	771,808
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental Leasing Program)	4.75	8/15/11	100,000	101,726
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	2.50	8/15/11	200,000	201,504
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	4.00	12/1/11	550,000	562,297
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/11	345,000	350,132
Carteret Redevelopment Agency,
Revenue (Project Notes)	1.50	9/28/11	1,000,000	1,002,862
Cumberland County,
GO Notes (General Improvement)	2.50	12/15/11	100,000	100,984
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	195,000	196,523
East Brunswick Township Board of
Education, GO Notes	4.00	5/15/11	100,000	100,618
East Orange,
GO Notes, Refunding	5.00	8/1/11	200,000	203,334
Elizabeth,
GO Notes (General Improvement)	4.25	8/15/11	100,000	101,484
Elizabeth,
GO Notes, BAN	1.25	4/15/11	1,000,000	1,000,432
Essex County,
GO Notes, Refunding	5.00	6/1/11	100,000	101,013
Essex County Improvement
Authority, Airport
Revenue, Refunding	5.13	10/1/11	250,000	255,805
Fair Haven Borough,
GO Notes	3.00	3/1/11	100,000	100,000
Glassboro Borough,
GO Notes, BAN	1.75	8/11/11	722,856	725,025

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Gloucester County,
GO Notes, Refunding	4.00	7/1/11	100,000	101,069
Hackensack,
GO Notes, BAN	1.50	5/6/11	854,350	855,035
Hillsdale Borough,
GO Notes (General Improvement
and Swim Pool Utility)	2.00	2/15/12	435,000	439,150
Irvington Township,
GO Notes, Refunding, BAN	2.35	3/11/11	1,000,000	1,000,094
Jersey City,
GO Notes (Qualified
General Improvement)	4.00	8/1/11	255,000	258,213
Jersey City,
GO Notes (Qualified
General Improvement)	4.13	8/1/11	100,000	101,345
Keyport,
GO Notes, BAN	1.50	8/4/11	1,000,000	1,001,479
Lambertville,
GO Notes (General Improvement)	2.00	3/1/11	150,000	150,000
Lambertville,
GO Notes, BAN	1.50	5/4/11	307,000	307,320
Lenape Regional High School
District Board of Education,
GO Notes, Refunding	4.50	4/1/11	100,000	100,294
Manchester Township,
GO Notes	4.13	3/1/11	325,000	325,000
Middlesex County,
GO Notes	2.00	1/15/12	100,000	100,817
Monroe Township,
Emergency Notes	2.00	3/29/11	791,911	792,611
New Brunswick Parking Authority,
City Guaranteed Subordinated
Project Notes (Jelin Street
Construction Project)	1.38	3/1/11	1,700,000	1,700,000
New Brunswick Parking Authority,
City-Guaranteed Subordinated
Project Notes (Transit Village
Parking Project)	2.00	3/1/11	1,000,000	1,000,000
New Jersey,
GO Notes, Refunding	5.00	7/15/11	125,000	126,878

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey,
GO Notes, Refunding	5.50	8/1/11	200,000		203,764
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.91	3/7/11	315,000	[a]	315,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.80	3/7/11	300,000	[a]	300,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project)
(LOC; Wells Fargo Bank)	0.42	3/7/11	1,110,000	[a]	1,110,000
New Jersey Economic Development
Authority, EDR (The Center School
Project) (LOC; Bank of America)	0.54	3/7/11	315,000	[a]	315,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.42	3/7/11	1,155,000	[a]	1,155,000
New Jersey Economic Development
Authority, First Mortgage Revenue,
Refunding (Winchester Gardens at
Ward Homestead Project)
(LOC; Valley National Bank)	0.52	3/7/11	5,700,000	[a]	5,700,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.41	3/7/11	2,400,000	[a]	2,400,000
New Jersey Economic Development
Authority, Market Transition Facility
Senior Lien Revenue, Refunding	5.00	7/1/11	365,000		369,746
New Jersey Economic Development
Authority, Motor Vehicle
Surcharges Revenue	3.25	7/1/11	100,000		100,696
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wells Fargo Bank)	0.42	3/7/11	2,775,000	[a]	2,775,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development
Company, LLC Project)
(LOC; Wells Fargo Bank)	0.42	3/7/11	1,600,000	[a]	1,600,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.42	3/7/11	845,000	[a]	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.37	3/7/11	440,000	[a]	440,000
New Jersey Economic Development
Authority, Revenue (The
Baptist Home Society of New
Jersey Project) (LOC; Valley
National Bank)	0.52	3/7/11	3,170,000	[a]	3,170,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home
Care, Inc. Project)
(LOC; Wells Fargo Bank)	0.50	3/7/11	655,000	[a]	655,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	3/1/11	300,000		300,000
New Jersey Economic Development
Authority, State LR (State
Office Buildings Projects)	6.00	6/15/11	100,000		101,422
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System Projects)	5.25	5/1/11	150,000		151,038
New Jersey Educational Facilities
Authority, Dormitory Safety
Trust Fund Revenue	3.40	3/1/11	100,000		100,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Capital
Improvement Fund Issue)	4.00	9/1/11	310,000		314,889

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint Elizabeth
Issue) (LOC; RBS Citizens NA)	0.43	3/7/11	4,990,000	[a]	4,990,000
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/11	100,000		101,976
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.90	10/1/11	495,000		500,416
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.33	3/7/11	9,040,000	[a]	9,040,000
New Jersey Sports and Exposition
Authority, State Contract Revenue	4.00	3/1/11	100,000		100,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	6/15/11	210,000		212,573
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.50	6/15/11	100,000		101,547
New Jersey Transportation
Trust Fund Authority
(Transportation System)	4.50	12/15/11	100,000		102,763
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/11	100,000		103,324
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.33	3/7/11	7,020,000	[a]	7,020,000
New Milford Borough,
GO Notes (General Improvement)	2.00	5/1/11	150,000		150,255
Passaic County,
GO Notes, Refunding	3.00	9/1/11	250,000		252,757
Passaic Valley Water Commission,
Water Supply System
Revenue, Refunding	2.00	11/1/11	540,000		543,227

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Perth Amboy Board of Education,
GO Notes, Refunding	4.00	8/1/11	100,000		101,144
Pohatcong Township,
GO Notes	3.00	5/1/11	350,000		351,236
Port Authority of New York and New
Jersey, Equipment Notes	0.40	3/7/11	1,745,000	[a]	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.40	3/7/11	1,615,000	[a]	1,615,000
Rahway,
GO Notes, BAN	1.25	4/28/11	650,000		650,462
Rahway Redevelopment Agency,
City-Secured Arts District
Extension Project Notes	1.75	9/15/11	1,000,000		1,003,352
Readington Township,
GO Notes (General Improvement)	4.00	1/15/12	250,000		256,544
Red Bank,
GO Notes, BAN	1.50	11/30/11	1,000,000		1,003,711
Red Bank Borough Board of
Education, GO Notes, Refunding	3.50	5/1/11	100,000		100,454
River Vale Township,
GO Notes, BAN	1.50	1/13/12	250,000		251,078
Sayreville Borough Board of
Education, GO Notes	4.75	3/1/11	200,000		200,000
Sea Isle City,
GO Notes	3.00	11/15/11	270,000		273,802
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.00	9/1/11	100,000		100,502
Sparta Township Board of
Education, GO Notes, Refunding	5.00	9/1/11	400,000		408,013
Trenton,
GO Notes, Refunding	3.00	3/15/11	295,000		295,225
Union City,
GO Notes	6.38	11/1/11	100,000		103,576

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Washington Township,
GO Notes	2.75	5/1/11	140,000		140,419
Woodbridge Township,
GO Notes, Refunding	5.00	7/1/11	105,000		106,394
Woodbury Board of Education,
GO Notes	4.50	3/15/11	120,000		120,160
U.S. Related—6.6%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.36	3/7/11	3,700,000	[a]	3,700,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.37	3/7/11	980,000	[a,b]	980,000

Total Investments (cost $73,381,317)			104.1%		73,381,317

Liabilities, Less Cash and Receivables			(4.1%)		(2,905,270)

Net Assets			100.0%		70,476,047

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2011, this security amounted to $980,000 or 1.4% of net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	54.9
AAA,AA,Ac			Aaa,Aa,Ac		AAA,AA,Ac	16.4
Not Rated[d]			Not Rated[d]		Not Rated[d]	28.7
						100.0

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	73,381,317	73,381,317
Cash		165,499
Interest receivable		252,619
Prepaid expenses		8,924
		73,808,359
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		19,004
Payable for investment securities purchased		3,197,140
Payable for shares of Common Stock redeemed		77,082
Accrued expenses		39,086
		3,332,312
Net Assets ($)		70,476,047
Composition of Net Assets ($):
Paid-in capital		70,477,588
Accumulated net realized gain (loss) on investments		(1,541)
Net Assets ($)		70,476,047
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		70,477,588
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Interest Income	231,717
Expenses:
Management fee—Note 2(a)	186,231
Shareholder servicing costs—Note 2(b)	28,754
Auditing fees	21,071
Prospectus and shareholders’ reports	8,868
Custodian fees—Note 2(b)	6,773
Directors’ fees and expenses—Note 2(c)	5,476
Registration fees	5,025
Legal fees	253
Miscellaneous	17,622
Total Expenses	280,073
Less—reduction in management fee due to undertaking—Note 2(a)	(112,434)
Less—reduction in fees due to earnings credits—Note 2(b)	(32)
Net Expenses	167,607
Investment Income—Net	64,110
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	18
Net Increase in Net Assets Resulting from Operations	64,128

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Operations ($):
Investment income—net	64,110	153,377
Net realized gain (loss) on investments	18	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	64,128	153,377
Dividends to Shareholders from ($):
Investment income—net	(64,110)	(153,377)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	9,980,712	28,568,383
Dividends reinvested	63,111	150,007
Cost of shares redeemed	(19,363,728)	(59,164,643)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,319,905)	(30,446,253)
Total Increase (Decrease) in Net Assets	(9,319,887)	(30,446,253)
Net Assets ($):
Beginning of Period	79,795,934	110,242,187
End of Period	70,476,047	79,795,934

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2011			Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.013	.026	.033	.027
Net realized and unrealized
gain (loss) on investments	—	—	—	.001	—	—
Total from Investment Operations	.001	.002	.013	.027	.033	.027
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.013)	(.026)	(.033)	(.027)
Dividends from net realized
gain on investments	—	—	—	(.001)	—	—
Total Distributions	(.001)	(.002)	(.013)	(.027)	(.033)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18[a]	.17	1.36	2.70	3.30	2.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[a]	.69	.73	.68	.65	.64
Ratio of net expenses
to average net assets	.45[a]	.45	.44	.44	.45	.45
Ratio of net investment income
to average net assets	.17[a]	.17	1.33	2.58	3.25	2.75
Net Assets, end of period
($ x 1,000)	70,476	79,796	110,242	110,655	103,147	115,191

a Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New Jersey Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

20

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	73,381,317
Level 3—Significant Unobservable Inputs	—
Total	73,381,317

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

22

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,559 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2010. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: tax-exempt income $153,377.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, to waive receipt of its fees and/or assume the expenses of the fund so that the annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this undertaking agreement upon and at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2012.The reduction in management fee, pursuant to the undertaking, amounted to $112,434 during the period ended February 28, 2011.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. During the period ended February 28, 2011, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2011, the fund was charged $21,837 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

24

During the period ended February 28, 2011, the fund was charged $3,961 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $461 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $32.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $6,773 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $27,267, custodian fees $6,847, chief compliance officer fees $1,433 and transfer agency per account fees $1,376, which are offset against an expense reimbursement currently in effect in the amount of $17,919.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common officers, complies with Rule 17a-7 of the Act. During the period ended February 28, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $5,300,000 and $11,300,000, respectively.

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund was the top-ranked fund in its Performance Group for each reported time period and was the top-ranked fund in its Performance Universe for each reported time period except the 10-year period (ranking second in the Universe).

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median, and the fund’s total expenses were below the Expense Group median and the Expense Universe median.

A representative of Dreyfus noted that, since the fund’s inception, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating

28

expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets. The Board also noted the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus to protect the fund from generating a negative 7-day yield in the current, historically low interest rate environment.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

30

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 31

NOTES

Dreyfus
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

The past six months proved to be an extraordinarily volatile period for municipal bonds. Fixed-income securities generally experienced price declines when municipal bonds responded negatively to reports of potential budget shortfalls affecting most state and local governments, and the increased supply caused by the end of the Build America Bonds (BAB) subsidy program — since issuers sought to issue tax-exempt BAB bonds before the 2010 year-end deadline. In addition, a new round of monetary stimulus suggested that the economy was likely to gain strength, kindling concerns regarding potentially higher interest rates down the road.

We believe that municipal bonds have become more attractively valued in the wake of recent market volatility. Despite negative media coverage of the risks confronting the market, we believe that the vast majority of issuers will continue to service their debt without interruption. In our analysis, fundamental measures of quality — including liquidity and revenue stabilization — support a stable outlook for tax-backed and revenue-backed municipal bonds. Over the longer term, we believe that higher tax rates in many states will provide additional support to the municipal bond market. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2011, Dreyfus High Yield Municipal Bond Fund’s Class A shares produced a –5.73% total return, Class C shares returned –6.08%, Class I shares returned –5.61% and Class Z shares returned –5.66%.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a –3.51% total return.2

Municipal bonds encountered heightened volatility amid rising long-term interest rates, intensifying credit concerns and changing supply-and-demand dynamics.The fund produced lower returns than its benchmark, primarily due to its holdings of municipal bonds rated below investment grade, which were more severely affected by credit concerns than the higher-rated securities that comprise the benchmark.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, gen- eral obligation and revenue, based on their apparent relative values.
  The fund seeks to invest in several of these sectors.

Changing Market Forces Derailed Municipal Bonds

The U.S. economic recovery began to gain traction in September 2010 after the Federal Reserve Board embarked on a new round of quantitative easing. This stimulative measure eased investors’ worries regarding a potential double-dip recession, and interest rates climbed at the longer end of the market’s maturity range.As interest rates rose, bond prices fell.

In addition, municipal bonds encountered heightened volatility in anticipation of supply-and-demand changes, when it became clearer that the Build America Bonds program, which had shifted a substantial portion of new issuance to the taxable bond market, would be allowed to expire at the end of 2010. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities. Finally, most states continued to struggle with fiscal pressures, which were highlighted by news reports about state budget cuts and other austerity measures. As a result of these various market forces, municipal bonds lost some of their value during the reporting period. Lower grade municipal bond prices generally declined more sharply than investment-grade securities.

Security Selection Strategy Dampened Relative Returns

In this changing market environment, we had positioned the fund at the higher end of its credit-quality range, focusing on BBB-rated bonds over those rated below investment grade. However, the fund lagged its benchmark even with this higher-quality bias, as the Index is composed of municipal bonds rated BBB and higher. In addition, the fund’s results were undermined by its holdings of tax-exempt bonds backed by the states’ settlement with U.S. tobacco companies, which lost value after a downgrade by one of the major credit-rating agencies.

The fund achieved positive relative results from its holdings of bonds backed by revenues from utilities and securities issued to finance industrial development projects. In addition, the fund continued to

4

generate a high current, federally tax-exempt yield.The fund also benefited from market volatility during the reporting period. We took advantage of bouts of price weakness to purchase certain municipal bonds that had been punished due to credit concerns that, after extensive research, we considered to be unwarranted.

Weathering a Period of Transition

We were encouraged by signs of market stabilization in February, when long-term interest rates moderated and demand for municipal bonds bounced back.Although we expect additional bouts of volatility over the near term as the U.S. economic recovery continues, we remain optimistic regarding the municipal bond market over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete later this year, demand for municipal bonds — including those in the high yield range — seems likely to stay robust as investors respond to higher state income taxes and possible federal tax increases down the road.

March 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1	Total return includes reinvestment of dividends and any capital gains paid. It does not includes the maximum initial sales charges in the case of Class A shares, and the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.72	$8.27	$3.37	$4.10
Ending value (after expenses)	$942.70	$939.20	$943.90	$943.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.91	$8.65	$3.51	$4.26
Ending value (after expenses)	$1,019.93	$1,016.22	$1,021.32	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.73% for Class C, .70% for
Class I and .85% for Class Z, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.3%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	2,500,000		2,327,725
Alaska—.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000		1,204,240
Arizona—5.1%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,294,450
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,092,887
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,432,250
Pinal County Electrical District
Number 4, Electric
System Revenue	6.00	12/1/38	1,150,000		1,079,183
California—9.3%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,175,340
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc. Project)	5.13	11/1/23	1,500,000		1,497,810
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		835,232
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,190,000	[a]	68,904

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.25	7/1/35	3,300,000		2,739,396
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,037,960
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,500,000		2,519,930
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,150,000		1,401,671
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		1,984,420
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	[a]	456,115
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,435,104
Colorado—1.6%
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000		1,482,912
Colorado Health Facilities
Authority, Revenue (Total
Longterm Care National
Obligated Group Project)	6.25	11/15/40	1,250,000		1,174,687

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
El Paso County,
SFMR (Collateralized:
FNMA and GNMA)	6.20	11/1/32	85,000		86,224
Connecticut—1.7%
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic
Company Project)	6.15	4/1/35	1,200,000		1,152,660
Connecticut Resources Recovery
Authority, Special
Obligation Revenue
(American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000		1,734,861
District of Columbia—1.5%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA,
FNMA and GNMA)	6.65	6/1/30	1,490,000		1,576,465
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA,
FNMA and GNMA)	7.50	12/1/30	230,000		239,927
Metropolitan Washington Airports
Authority, Dulles Toll Road
Second Senior Lien
Revenue (Dulles Metrorail
and Capital Improvements
Projects)	0.00	10/1/37	4,000,000	[a]	622,440
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000		218,704
Florida—3.3%
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,510,650
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[b]	1,993,160

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,305,250
Georgia—3.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,599,525
DeKalb County Hospital
Authority, RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	5,000,000	4,800,400
Hawaii—1.7%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.75	7/1/40	1,000,000	924,240
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,000,000	1,973,520
Illinois—7.9%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	295,000	306,670
Harvey,
GO	5.63	12/1/32	4,000,000	3,084,840
Illinois,
GO	5.00	3/1/28	1,500,000	1,397,430
Illinois Finance Authority,
MFHR (DeKalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	2,094,977
Illinois Finance Authority,
Revenue (Sherman Health Systems)	5.50	8/1/37	3,000,000	2,533,920
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline
Supportive Living Facility Project)	6.00	12/1/41	1,000,000	750,690
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	2,000,000	1,961,900

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Will Kankakee Regional
Development Authority,
MFHR (Senior Estates Supportive
Living Project)	7.00	12/1/42	2,000,000		1,729,760
Iowa—.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		797,790
Kansas—1.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	570,000		584,826
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,460,000		1,528,576
Kentucky—2.0%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000		1,073,253
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000		2,442,675
Louisiana—6.2%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	[b]	2,560,967
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	3,000,000		3,098,160
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[c]	2,698,080
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000		2,529,924

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—2.4%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000	2,820,960
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,402,982
Michigan—6.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,563,245
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,775,565
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	1,806,320
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	3,785,000	3,463,124
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	8.25	9/1/39	2,000,000	2,238,080
Wayne County Airport Authority,
Airport Revenue
(Detroit Metropolitan
Wayne County Airport)
(Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	500,000	416,390
Mississippi—.9%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	1,435,000	1,496,949
Missouri—1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,500,000	2,526,025

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	285,000		297,301
New Jersey—3.2%
Burlington County Bridge Commission,
EDR (The Evergreens Project)	5.63	1/1/38	1,000,000		796,080
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/29	2,070,000		1,864,138
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,516,191
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	1,700,000		1,194,301
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[a]	137,280
New Mexico—2.1%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	3,200,000		3,193,216
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	510,000		545,037
New York—2.1%
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		3,691,760
North Carolina—.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		959,440

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio—1.7%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	2,949,695
Oregon—.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	993,960
Pennsylvania—6.5%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School Project)	6.13	8/15/40	1,500,000	1,347,390
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,207,200
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000	1,607,620
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,010,710
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000	1,413,330
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,709,149
Rhode Island—1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000	1,905,160

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee—1.1%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	2,100,000	1,956,234
Texas—9.1%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	651,775
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	875,350
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	2,900,000	2,818,742
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	991,060
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program, Inc.)	6.25	8/15/39	2,250,000	2,223,382
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc. Project)	5.20	4/1/18	1,500,000	1,524,015
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,182,814
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,754,464
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter
School Project)	6.25	9/1/36	2,250,000	1,879,268
Virginia—1.9%
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	3,000,000	3,345,240

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington—2.7%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,535,000		1,215,014
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000		1,093,110
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000		1,425,425
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000		1,026,575
West Virginia—1.0%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		1,773,440
Multi State—.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	[c]	1,080,020
U.S. Related—5.1%
Government of Guam,
GO	6.75	11/15/29	1,500,000		1,552,680
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	2,000,000		1,951,920
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000		2,915,040
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		1,999,880

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note—
Cruzan Project)	6.00	10/1/39	500,000	499,290
Total Long-Term Municipal Investments
(cost $188,746,191)				171,736,016

Short-Term Municipal
Investment—.2%
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System
and Citibank NA)
(cost $400,000)	0.19	3/1/11	400,000 [d]	400,000

Total Investments (cost $189,146,191)			98.6%	172,136,016

Cash and Receivables (Net)			1.4%	2,433,552

Net Assets			100.0%	174,569,568

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Non-income producing—security in default.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2011, these securities had a value of $3,778,100 or 2.2% of net assets.
d Variable rate demand note—rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	4.6
AA		Aa		AA	1.6
A		A		A	14.3
BBB		Baa		BBB	40.8
BB		Ba		BB	9.2
B		B		B	1.8
CCC		Caa		CCC	2.0
F1		MIG1/P1		SP1/A1	.2
Not Rated[e]		Not Rated[e]		Not Rated[e]	25.5
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 19

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	189,146,191	172,136,016
Interest receivable		3,087,191
Receivable for shares of Common Stock subscribed		141,532
Prepaid expenses		33,172
		175,397,911
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		141,350
Cash overdraft due to Custodian		155,270
Payable for shares of Common Stock redeemed		477,695
Accrued expenses		54,028
		828,343
Net Assets ($)		174,569,568
Composition of Net Assets ($):
Paid-in capital		217,871,784
Accumulated undistributed investment income—net		148,884
Accumulated net realized gain (loss) on investments		(26,440,925)
Accumulated net unrealized appreciation
(depreciation) on investments		(17,010,175)
Net Assets ($)		174,569,568

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	48,800,545	25,795,806	9,310,244	90,662,973
Shares Outstanding	4,528,062	2,390,975	865,202	8,407,548
Net Asset Value Per Share ($)	10.78	10.79	10.76	10.78

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Interest Income	6,422,201
Expenses:
Management fee—Note 3(a)	601,288
Distribution/Service Plan fees—Note 3(b)	170,392
Shareholder servicing costs—Note 3(c)	157,917
Registration fees	28,691
Professional fees	16,812
Prospectus and shareholders’ reports	8,299
Directors’ fees and expenses—Note 3(d)	7,824
Custodian fees—Note 3(c)	7,478
Loan commitment fees—Note 2	798
Interest expense—Note 2	117
Miscellaneous	14,169
Total Expenses	1,013,785
Less—reduction in fees due to earnings credits—Note 3(c)	(120)
Net Expenses	1,013,665
Investment Income—Net	5,408,536
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,852,190)
Net unrealized appreciation (depreciation) on investments	(15,612,934)
Net Realized and Unrealized Gain (Loss) on Investments	(17,465,124)
Net (Decrease) in Net Assets Resulting from Operations	(12,056,588)

See notes to financial statements.

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Operations ($):
Investment income—net	5,408,536	11,888,208
Net realized gain (loss) on investments	(1,852,190)	(8,195,848)
Net unrealized appreciation
(depreciation) on investments	(15,612,934)	29,379,561
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,056,588)	33,071,921
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,552,414)	(3,449,427)
Class C Shares	(674,602)	(1,398,532)
Class I Shares	(261,217)	(282,979)
Class Z Shares	(2,771,419)	(6,406,800)
Net realized gain on investments:
Class A Shares	(49,405)	—
Class C Shares	(26,483)	—
Class I Shares	(8,627)	—
Class Z Shares	(89,405)	—
Total Dividends	(5,433,572)	(11,537,738)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	8,004,166	35,541,798
Class C Shares	2,564,775	6,579,006
Class I Shares	4,305,155	9,762,992
Class Z Shares	3,220,217	8,381,933
Dividends reinvested:
Class A Shares	1,268,008	2,610,797
Class C Shares	384,461	752,439
Class I Shares	80,836	51,747
Class Z Shares	2,322,797	5,266,787
Cost of shares redeemed:
Class A Shares	(26,000,626)	(32,794,183)
Class C Shares	(7,171,847)	(7,312,832)
Class I Shares	(2,832,598)	(1,618,177)
Class Z Shares	(19,462,944)	(34,780,347)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(33,317,600)	(7,558,040)
Total Increase (Decrease) in Net Assets	(50,807,760)	13,976,143
Net Assets ($):
Beginning of Period	225,377,328	211,401,185
End of Period	174,569,568	225,377,328
Undistributed investment income—net	148,884	—

22

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Capital Share Transactions:
Class A
Shares sold	712,167	3,132,773
Shares issued for dividends reinvested	112,853	228,977
Shares redeemed	(2,310,898)	(2,886,102)
Net Increase (Decrease) in Shares Outstanding	(1,485,878)	475,648
Class C
Shares sold	224,651	580,324
Shares issued for dividends reinvested	34,259	65,956
Shares redeemed	(645,388)	(644,838)
Net Increase (Decrease) in Shares Outstanding	(386,478)	1,442
Class I
Shares sold	385,043	867,730
Shares issued for dividends reinvested	7,222	4,489
Shares redeemed	(258,627)	(142,601)
Net Increase (Decrease) in Shares Outstanding	133,638	729,618
Class Z
Shares sold	285,805	739,762
Shares issued for dividends reinvested	206,974	462,303
Shares redeemed	(1,749,960)	(3,075,075)
Net Increase (Decrease) in Shares Outstanding	(1,257,181)	(1,873,010)

See notes to financial statements.

TheFund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	February 28, 2011		Year Ended August 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	11.74	10.64	12.05	12.90	13.63
Investment Operations:
Investment income—net[b]	.30	.61	.65	.66	.28
Net realized and unrealized
gain (loss) on investments	(.96)	1.08	(1.41)	(.86)	(.72)
Total from Investment Operations	(.66)	1.69	(.76)	(.20)	(.44)
Distributions:
Dividends from investment income—net	(.29)	(.59)	(.65)	(.65)	(.29)
Dividends from net realized
gain on investments	(.01)	—	—	—	—
Total Distributions	(.30)	(.59)	(.65)	(.65)	(.29)
Net asset value, end of period	10.78	11.74	10.64	12.05	12.90
Total Return (%)[c]	(5.73)[d]	16.31	(5.80)	(1.67)	1.57[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[e]	.99	1.02	1.02	1.27[e]
Ratio of net expenses
to average net assets	.98[e]	.99	1.02	1.02	1.27[e]
Ratio of interest and expense related to
floating rate notes issued
to average net assets	—	—	.00[f]	.05	.23[e]
Ratio of net investment income
to average net assets	5.40[e]	5.37	6.40	5.28	4.51[e]
Portfolio Turnover Rate	12.81[d]	25.26	28.94	76.05	55.80
Net Assets, end of period ($ x 1,000)	48,801	70,607	58,931	59,169	27,948

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

24

Six Months Ended
	February 28, 2011		Year Ended August 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	11.75	10.66	12.06	12.91	13.63
Investment Operations:
Investment income—net[b]	.26	.52	.57	.57	.23
Net realized and unrealized
gain (loss) on investments	(.96)	1.08	(1.41)	(.87)	(.71)
Total from Investment Operations	(.70)	1.60	(.84)	(.30)	(.48)
Distributions:
Dividends from investment income—net	(.25)	(.51)	(.56)	(.55)	(.24)
Dividends from net realized
gain on investments	(.01)	—	—	—	—
Total Distributions	(.26)	(.51)	(.56)	(.55)	(.24)
Net asset value, end of period	10.79	11.75	10.66	12.06	12.91
Total Return (%)[c]	(6.08)[d]	15.31	(6.45)	(2.43)	1.27[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73[e]	1.76	1.80	1.80	1.99[e]
Ratio of net expenses
to average net assets	1.73[e]	1.76	1.80	1.80	1.99[e]
Ratio of interest and expense related to
floating rate notes issued
to average net assets	—	—	.00[f]	.05	.23[e]
Ratio of net investment income
to average net assets	4.66[e]	4.60	5.63	4.53	3.69[e]
Portfolio Turnover Rate	12.81[d]	25.26	28.94	76.05	55.80
Net Assets, end of period ($ x 1,000)	25,796	32,647	29,579	30,730	9,397

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2011	Year Ended August 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.32	.66	.49
Net realized and unrealized
gain (loss) on investments	(.96)	1.05	1.46
Total from Investment Operations	(.64)	1.71	1.95
Distributions:
Dividends from investment income—net	(.31)	(.62)	(.47)
Dividends from net realized gain on investments	(.01)	—	—
Total Distributions	(.32)	(.62)	(.47)
Net asset value, end of period	10.76	11.72	10.63
Total Return (%)	(5.61)[c]	16.50	21.80[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[d]	.73	1.17[d]
Ratio of net expenses
to average net assets	.70[d]	.72	.75[d]
Ratio of net investment income
to average net assets	5.75[d]	5.57	6.69[d]
Portfolio Turnover Rate	12.81[c]	25.26	28.94
Net Assets, end of period ($ x 1,000)	9,310	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

Six Months Ended
February 28, 2011			Year Ended August 31,
Class Z Shares	(Unaudited)	2010	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value,
beginning of period	11.75	10.65	12.05	12.91	13.34	12.50
Investment Operations:
Investment income—net[c]	.31	.63	.67	.67	.63	.57
Net realized and unrealized
gain (loss) on investments	(.97)	1.09	(1.41)	(.87)	(.39)	.82
Total from Investment Operations	(.66)	1.72	(.74)	(.20)	.24	1.39
Distributions:
Dividends from
investment income—net	(.30)	(.62)	(.66)	(.66)	(.63)	(.55)
Dividends from net realized
gain on investments	(.01)	—	—	—	(.04)	—
Total Distributions	(.31)	(.62)	(.66)	(.66)	(.67)	(.55)
Net asset value, end of period	10.78	11.75	10.65	12.05	12.91	13.34
Total Return (%)	(5.66)[d]	16.44	(5.64)	(1.59)	1.65	11.35[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[e]	.82	.85	.97	1.24	1.24[e]
Ratio of net expenses
to average net assets	.85[e]	.82	.84	.97	1.24	1.18[e]
Ratio of interest and
expense related to
floating rate notes issued
to average net assets	—	—	.00[f]	.05	.23	.07[e]
Ratio of net investment income
to average net assets	5.58[e]	5.58	6.59	5.32	4.62	4.68[e]
Portfolio Turnover Rate	12.81[d]	25.26	28.94	76.05	55.80	74.52[d]
Net Assets, end of period
($ x 1,000)	90,663	113,547	122,871	152,058	126,390	80,330

a The fund commenced offering three classes of shares on March 15, 2007. The existing shares were redesignated
Class Z and the fund added Class A and Class C shares.
b From September 30, 2005 (commencement of operations) to August 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f Amount represents less than .01%.

See notes to financial statements.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

28

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemni-fications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Municipal Bonds	—	172,136,016	—	172,136,016

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements

30

that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $18,272,600 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2010. If not applied, $715,251 of the carryover expires in fiscal 2016, $7,033,387 expires in fiscal 2017 and $10,523,962 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: tax exempt income $11,537,738. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

32

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2011 was approximately $16,600, with a related weighted average annualized interest rate of 1.42%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2011, the Distributor retained $1,057 from commissions earned on sales of the fund’s Class A shares and $270 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2011, Class C shares were charged $112,040, pursuant to the Plan.

Under the Service Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2011, Class Z shares were charged $58,352 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2011, Class A and Class C shares were charged $73,880 and $37,347, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $10,361 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $1,726 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $120.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $7,478 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

34

$80,678, Rule 12b-1 distribution plan fees $32,110, shareholder services plan fees $14,433, custodian fees $7,160, chief compliance officer fees $1,433 and transfer agency per account fees $5,536.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended February 28, 2011, redemption fees charged and retained by the fund amounted to $7,399.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $25,459,395 and $52,518,542, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized depreciation on investments was $17,010,175, consisting of $4,328,138 gross unrealized appreciation and $21,338,313 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

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Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for each reported time period expect the five-year period (where it was above the median) and variously above or below the Performance Universe median for the reported time periods.The Board also noted that the fund’s yield performance was variously above or below the Performance Group and Performance Universe medians for the one-year periods ended September 30, 2010. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s total return was above the category average in three of the five calendar years.

TheFund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board received a presentation from the fund’s portfolio manager regarding the fund’s transition in 2009 from a generally lower average credit quality portfolio to a generally higher average credit quality portfolio and the extent to which this transition may have been premature and contributed to lagging total return performance results. The Board, however, expressed support for this strategy in the current volatile environment for municipal bonds. The Board also noted the fund’s generally strong yield performance results. Dreyfus representatives advised that they continue to closely monitor the relative performance results being achieved by the fund’s portfolio managers, whom the Board noted had extensive experience and a successful track record in managing municipal bond funds overall.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and Expense Universe median, and the fund’s total expenses were above the Expense Group median and Expense Universe median.

Representatives of Dreyfus noted for the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of fees paid in light of any differences in the services provided and other relevant factors.

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Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The

TheFund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited) (continued)

Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the investment decision-making process and strategy employed and the material factors that affected fund performance over the past year.The Board also noted the portfolio manager’s extensive experience and long-term track record in managing municipal bond funds and the fund’s generally competitive yield performance results.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and

40

Dreyfus representatives. It also was noted that certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each fund’s Management Agreement for a shorter six-month period, through May 31, 2011, was in the best interests of the fund and its shareholders, noting that the six-month renewal period offered the Board the opportunity to further assess each fund’s portfolio management team and strategy and their respective ability to improve relative total return performance.

TheFund 41

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 26, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	April 26, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6